Muzinich Low Duration Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS – 85.8%			Par		Value
Aerospace/Defense - 0.4%
Czechoslovak Group AS, 5.25%, 01/10/2031		EUR	$1,225,000		$1,495,702
TransDigm, Inc., 6.38%, 03/01/2029 (a)			3,200,000		3,275,479
					4,771,181

Agency - 0.3%
Istituto Per Il Credito Sportivo E Culturale SPA, 5.25%, 10/31/2025		EUR	2,800,000		3,294,210

Airlines - 1.7%
Air Canada, 3.88%, 08/15/2026 (a)			1,595,000		1,581,970
Air France-KLM, 4.63%, 05/23/2029		EUR	2,000,000		2,440,722
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)			786,250		787,052
Delta Air Lines, Inc., 4.95%, 07/10/2028			2,935,000		2,970,045
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)			196,612		196,542
Finnair Oyj, 4.75%, 05/24/2029		EUR	1,500,000		1,822,320
OneSky Flight LLC, 8.88%, 12/15/2029 (a)			675,000		710,213
Transportes Aereos Portugueses SA, 5.13%, 11/15/2029		EUR	3,000,000		3,639,891
United Airlines, Inc., 4.38%, 04/15/2026 (a)			2,850,000		2,844,000
Wizz Air Finance Co. BV, 1.00%, 01/19/2026		EUR	3,725,000		4,344,957
					21,337,712

Automotive & Auto Parts - 10.6%
American Honda Finance Corp., 4.55%, 03/03/2028			1,500,000		1,514,257
Benteler International AG, 7.25%, 06/15/2031		EUR	950,000		1,193,957
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (a)			1,150,000		1,188,876
4.75%, 06/15/2031		EUR	1,400,000		1,678,508
Ford Motor Credit Co. LLC
3.38%, 11/13/2025			1,000,000		998,205
6.95%, 06/10/2026			1,000,000		1,013,188
5.80%, 03/05/2027			3,000,000		3,031,671
4.13%, 08/17/2027			1,250,000		1,229,993
5.92%, 03/20/2028			2,175,000		2,213,078
3.62%, 07/27/2028		EUR	4,050,000		4,767,041
6.80%, 11/07/2028			2,000,000		2,089,591
4.17%, 11/21/2028		EUR	2,500,000		2,983,728
5.80%, 03/08/2029			500,000		507,640
3.78%, 09/16/2029		EUR	1,000,000		1,171,931
4.45%, 02/14/2030		EUR	3,000,000		3,595,514
Forvia SE
2.75%, 02/15/2027		EUR	729,000		854,498
2.38%, 06/15/2027		EUR	183,000		212,978
5.13%, 06/15/2029		EUR	750,000		910,471
5.38%, 03/15/2031		EUR	1,625,000		1,947,411
5.50%, 06/15/2031		EUR	2,325,000		2,818,165
General Motors Financial Co., Inc.
5.40%, 04/06/2026			1,000,000		1,005,697
2.35%, 02/26/2027			2,200,000		2,144,036
5.40%, 05/08/2027			2,840,000		2,889,773
5.00%, 07/15/2027			975,000		987,340
5.80%, 06/23/2028			3,550,000		3,679,968
5.80%, 01/07/2029			1,500,000		1,559,647
Gestamp Automocion SA, 4.38%, 10/15/2030		EUR	2,200,000		2,596,031
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (a)			1,500,000		1,571,200
Hyundai Capital America
4.88%, 11/01/2027 (a)			1,513,000		1,530,630
4.25%, 09/18/2028 (a)			625,000		623,893
5.30%, 01/08/2029 (a)			3,325,000		3,407,125
5.30%, 06/24/2029 (a)			2,500,000		2,566,848
5.30%, 01/08/2030 (a)			1,375,000		1,412,922
IHO Verwaltungs GmbH
8.75% (or 9.50% PIK), 05/15/2028		EUR	2,250,000		2,772,190
6.75% (or 7.50% PIK), 11/15/2029		EUR	2,050,000		2,555,454
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028		EUR	5,525,000		6,558,641
Kia Corp.
3.25%, 04/21/2026			1,200,000		1,193,506
1.75%, 10/16/2026			3,000,000		2,923,652
LKQ Corp., 5.75%, 06/15/2028			460,000		475,645
Mahle GmbH, 6.50%, 05/02/2031		EUR	1,550,000		1,887,532
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (a)			2,000,000		2,027,404
5.63%, 09/29/2028 (a)			1,625,000		1,626,638
6.13%, 09/30/2030 (a)			2,225,000		2,225,792
Nissan Motor Co. Ltd.
2.65%, 03/17/2026		EUR	700,000		821,759
4.35%, 09/17/2027 (a)			2,500,000		2,453,534
Opmobility, 4.88%, 03/13/2029		EUR	700,000		851,362
RAC Bond Co. PLC, 5.75%, 11/06/2029		GBP	1,450,000		1,985,450
RCI Banque SA
3.75%, 10/04/2027		EUR	5,575,000		6,653,479
3.38%, 06/06/2030		EUR	1,800,000		2,108,976
Renault SA, 3.88%, 09/30/2030		EUR	1,700,000		1,994,158
Schaeffler AG, 4.75%, 08/14/2029		EUR	3,500,000		4,230,167
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (a)			1,700,000		1,699,524
Stellantis NV
3.38%, 11/19/2028		EUR	4,625,000		5,476,059
3.50%, 09/19/2030		EUR	2,025,000		2,364,568
Valeo SE, 1.00%, 08/03/2028		EUR	5,500,000		6,077,702
Volkswagen Financial Services AG, 3.63%, 05/19/2029		EUR	5,000,000		5,967,134
ZF Europe Finance BV
2.50%, 10/23/2027		EUR	1,500,000		1,711,137
4.75%, 01/31/2029		EUR	1,000,000		1,155,664
6.13%, 03/13/2029		EUR	700,000		842,527
7.00%, 06/12/2030		EUR	600,000		733,674
					133,269,139

Banking – 13.8%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033		EUR	3,600,000		4,787,046
Alpha Bank SA, 6.00% to 09/13/2029 then 5 yr. Swap Rate EUR + 3.27%, 09/13/2034		EUR	1,650,000		2,088,965
Banco Santander SA, 5.75% to 08/23/2028 then 5 yr. Swap Rate EUR + 2.85%, 08/23/2033		EUR	1,100,000		1,377,365
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027			1,000,000		980,190
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028			900,000		903,565
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028			1,500,000		1,477,591
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029			2,000,000		2,092,189
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031			2,650,000		2,736,381
Bank Polska Kasa Opieki SA, 3.75% to 06/04/2030 then 3 mo. EURIBOR + 1.65%, 06/04/2031		EUR	2,300,000		2,726,445
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034		EUR	2,000,000		2,468,271
Banque Federative du Credit Mutuel SA
3.88% to 06/16/2027 then 5 yr. Swap Rate EUR + 2.20%, 06/16/2032		EUR	2,300,000		2,741,125
4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035		EUR	4,500,000		5,353,797
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026			3,500,000		3,508,119
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027			1,400,000		1,412,589
1.13% to 03/22/2026 then 5 yr. Swap Rate EUR + 1.55%, 03/22/2031		EUR	1,700,000		1,982,292
Bayerische Landesbank
1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031		EUR	4,600,000		5,313,614
1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032		EUR	3,800,000		4,301,142
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028			3,000,000		2,936,167
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (a)			1,445,000		1,459,189
2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031		GBP	2,500,000		3,301,384
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034		EUR	3,100,000		3,719,267
BPCE SA
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032		GBP	3,100,000		3,947,552
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042		EUR	2,200,000		2,542,580
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)			2,100,000		2,146,156
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030 (a)			2,575,000		2,672,303
4.89% to 07/03/2030 then SOFR + 1.36%, 07/03/2031 (a)			2,150,000		2,173,301
Ceska sporitelna AS
5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027		EUR	1,700,000		2,040,958
5.74% to 03/08/2027 then 3 mo. EURIBOR + 2.35%, 03/08/2028		EUR	600,000		733,964
Citigroup, Inc.
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029			1,180,000		1,195,534
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031			975,000		975,843
Commerzbank AG
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031		EUR	6,900,000		7,978,086
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034		EUR	2,200,000		2,711,607
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (a)			1,100,000		1,107,272
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (a)			680,000		670,032
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033		EUR	4,400,000		5,501,734
Danske Bank AS
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031		EUR	2,000,000		2,333,443
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)			1,875,000		1,858,569
Deutsche Bank AG, 4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032		EUR	3,100,000		3,687,807
Deutsche Bank AG/New York NY, 7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027			1,700,000		1,736,659
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032		EUR	2,500,000		2,822,326
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034			2,300,000		2,396,865
Hamburg Commercial Bank AG, 4.50%, 07/24/2028		EUR	2,100,000		2,557,284
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029			1,280,000		1,289,196
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032		EUR	4,800,000		6,030,334
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)			1,500,000		1,550,158
La Banque Postale SA, 0.88% to 01/26/2026 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031		EUR	3,100,000		3,634,590
Landsbankinn HF, 5.00%, 05/13/2028		EUR	2,025,000		2,506,977
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027			200,000		201,226
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (b)			1,783,000		1,812,004
2.11% to 11/28/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.75%, 11/28/2031		GBP	4,800,000		6,290,451
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027			750,000		730,080
Nykredit Realkredit AS, 0.88% to 07/28/2026 then 5 yr. Swap Rate EUR + 1.18%, 07/28/2031		EUR	1,500,000		1,740,303
OTP Banka dd, 3.50% to 05/20/2027 then 3 mo. EURIBOR + 1.55%, 05/20/2028		EUR	1,000,000		1,181,196
QNB Finance Ltd., 5.46% (SOFR + 1.20%), 04/02/2029			4,300,000		4,362,408
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027			800,000		785,374
7.10% to 11/16/2026 then BPSWS1 + 2.87%, 11/16/2027		GBP	1,000,000		1,382,469
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028			700,000		683,742
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029			3,500,000		3,664,407
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029			875,000		873,039
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (a)			1,000,000		993,876
1.00% to 11/24/2025 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030		EUR	6,200,000		7,264,442
1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031		EUR	2,800,000		3,246,339
Standard Chartered PLC
6.34% (SOFR + 2.03%), 02/08/2028			1,600,000		1,628,079
5.48% (SOFR + 1.17%), 05/14/2028			900,000		906,389
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (a)			1,500,000		1,538,081
Tatra Banka as
0.50% to 04/23/2027 then 3 mo. EURIBOR + 0.80%, 04/23/2028		EUR	1,300,000		1,467,538
4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030		EUR	1,000,000		1,226,545
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)			3,600,000		3,657,777
					118,735,427

Broadcasting - 1.7%
Arqiva Broadcast Finance PLC, 8.63%, 07/01/2030		GBP	1,225,000		1,728,831
Asmodee Group AB, 5.75%, 12/15/2029		EUR	986,667		1,217,922
Lagardere SA, 4.75%, 06/12/2030		EUR	2,000,000		2,393,041
Netflix, Inc., 4.88%, 06/15/2030 (a)			700,000		719,765
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)			2,975,000		2,906,217
Pinewood Finco PLC, 6.00%, 03/27/2030		GBP	2,075,000		2,813,384
TEGNA, Inc., 4.63%, 03/15/2028			3,025,000		2,991,048
Univision Communications, Inc., 8.00%, 08/15/2028 (a)			2,800,000		2,903,256
Warnermedia Holdings, Inc.
3.76%, 03/15/2027			1,622,000		1,595,464
4.05%, 03/15/2029			1,630,000		1,572,274
					20,841,202

Building Materials - 0.6%
HT Troplast GmbH, 9.38%, 07/15/2028		EUR	1,800,000		2,217,626
James Hardie International Finance DAC
3.63%, 10/01/2026		EUR	2,655,000		3,116,505
5.00%, 01/15/2028 (a)			922,000		916,375
Project Grand UK PLC, 9.00%, 06/01/2029		EUR	250,000		309,228
Standard Industries, Inc./NY, 2.25%, 11/21/2026		EUR	1,465,813		1,712,519
					8,272,253

Cable/Satellite TV - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)			3,250,000		3,248,203
5.38%, 06/01/2029 (a)			8,800,000		8,747,848
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028			1,200,000		1,181,865
6.10%, 06/01/2029			1,170,000		1,228,258
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)			1,087,000		1,086,656
					15,492,830

Capital Goods - 1.4%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029			8,000,000		8,306,521
Daimler Truck Finance North America LLC, 4.30%, 08/12/2027 (a)			650,000		651,921
Fortune Star BVI Ltd., 6.80%, 09/09/2029			1,075,000		1,078,337
Regal Rexnord Corp., 6.05%, 02/15/2026			4,640,000		4,663,134
Traton Finance Luxembourg SA, 3.38%, 01/14/2028		EUR	2,100,000		2,495,373
Weir Group PLC, 6.88%, 06/14/2028		GBP	356,000		499,080
					17,694,366

Chemicals - 1.2%
Alpek SAB de CV, 4.25%, 09/18/2029			3,500,000		3,363,397
Azelis Finance NV, 4.75%, 09/25/2029		EUR	2,025,000		2,463,571
Celanese US Holdings LLC, 6.67%, 07/15/2027			1,861,000		1,909,966
INEOS Finance PLC, 6.63%, 05/15/2028		EUR	1,775,000		2,122,411
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030		EUR	1,825,000		2,018,765
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)			2,000,000		1,903,506
2.30%, 11/01/2030 (a)			900,000		805,551
					14,587,167

Consumer-Products - 0.5%
Coty, Inc., 4.50%, 05/15/2027		EUR	1,150,000		1,377,966
Whirlpool Corp., 6.13%, 06/15/2030			2,950,000		2,974,616
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/2028		EUR	1,300,000		1,420,749
					5,773,331

Containers - 1.3%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030			1,500,000		1,535,069
Berry Global, Inc.
4.88%, 07/15/2026 (a)			435,000		435,025
5.50%, 04/15/2028			3,850,000		3,960,865
Klabin Austria GmbH, 5.75%, 04/03/2029			2,400,000		2,440,699
OI European Group BV, 5.25%, 06/01/2029		EUR	1,725,000		2,087,140
Progroup AG, 5.13%, 04/15/2029		EUR	1,600,000		1,918,522
Silgan Holdings, Inc., 4.25%, 02/15/2031		EUR	3,800,000		4,482,945
					16,860,265

Diversified Financial Services - 11.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026			2,039,000		2,004,054
6.10%, 01/15/2027			800,000		817,496
6.45%, 04/15/2027			1,681,000		1,734,614
4.63%, 10/15/2027			1,000,000		1,008,058
Air Lease Corp., 2.88%, 01/15/2026			4,364,000		4,345,153
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028			1,025,000		1,049,163
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)			600,000		612,482
Ares Capital Corp., 7.00%, 01/15/2027			4,210,000		4,335,320
Aviation Capital Group LLC
3.50%, 11/01/2027 (a)			3,500,000		3,440,266
6.25%, 04/15/2028 (a)			200,000		208,674
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (a)			2,130,000		2,132,986
4.25%, 04/15/2026 (a)			1,425,000		1,423,377
4.90%, 10/10/2030 (a)			2,050,000		2,062,870
Azorra Finance Ltd., 7.75%, 04/15/2030 (a)			225,000		237,233
Blackstone Private Credit Fund
1.75%, 11/30/2026		EUR	3,700,000		4,275,244
2.63%, 12/15/2026			2,930,000		2,862,330
3.25%, 03/15/2027			1,500,000		1,471,494
Blackstone Secured Lending Fund
3.63%, 01/15/2026			965,000		962,678
5.35%, 04/13/2028			2,865,000		2,905,327
Block, Inc., 5.63%, 08/15/2030 (a)			775,000		785,757
Blue Owl Capital Corp., 3.40%, 07/15/2026			500,000		495,566
Blue Owl Credit Income Corp.
3.13%, 09/23/2026			400,000		394,427
7.75%, 09/16/2027			2,475,000		2,602,338
7.95%, 06/13/2028			1,300,000		1,392,961
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031		GBP	625,000		906,245
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)			2,825,000		2,832,390
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026		GBP	1,500,000		2,048,119
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)			2,350,000		2,410,202
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026			280,000		278,940
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)			2,300,000		2,393,267
Deutsche Pfandbriefbank AG
7.63%, 12/08/2025		GBP	2,900,000		3,920,811
3.25%, 09/01/2028		EUR	4,275,000		5,006,866
Esic Sukuk Ltd., 5.83%, 02/14/2029			2,300,000		2,374,542
Fiserv, Inc.
5.38%, 08/21/2028			800,000		825,522
3.50%, 07/01/2029			1,420,000		1,380,668
Fortune Star BVI Ltd., 3.95%, 10/02/2026		EUR	700,000		819,760
Goldman Sachs Group, Inc.
4.94% to 04/23/2027 then SOFR + 1.32%, 04/23/2028			2,400,000		2,428,880
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031			2,725,000		2,818,292
HPS Corporate Lending Fund
5.30%, 06/05/2027 (a)			475,000		477,840
4.90%, 09/11/2028 (a)			2,000,000		1,990,553
Hyundai Card Co. Ltd., 5.75%, 04/24/2029			860,000		894,127
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027			5,900,000		5,800,288
India Vehicle Finance, 5.85%, 03/25/2029			2,314,400		2,331,452
Jerrold Finco PLC
7.88%, 04/15/2030		GBP	900,000		1,252,760
7.50%, 06/15/2031		GBP	2,625,000		3,625,530
Mirae Asset Securities Co. Ltd.
5.50%, 07/31/2027			2,275,000		2,317,093
4.38%, 10/14/2028			2,750,000		2,741,049
Mitsubishi HC Capital UK PLC, 2.72% (3 mo. EURIBOR + 0.70%), 04/30/2026		EUR	1,400,000		1,646,354
Morgan Stanley
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026			2,500,000		2,501,632
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027			1,000,000		978,808
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030			1,000,000		1,044,692
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031			2,500,000		2,582,030
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028			1,250,000		1,278,109
MSCI, Inc., 4.00%, 11/15/2029 (a)			1,500,000		1,466,272
NIBC Bank NV, 3.50%, 06/05/2030		EUR	3,900,000		4,611,732
Oma Saastopankki Oyj, 4.33% (3 mo. EURIBOR + 2.30%), 10/02/2029		EUR	2,000,000		2,359,537
REC Ltd.
2.25%, 09/01/2026			200,000		196,211
2.75%, 01/13/2027			2,840,000		2,781,469
4.75%, 09/27/2029			1,500,000		1,517,213
Servicios Financieros Carrefour Establecimiento Financiero de Credito SA, 3.50%, 09/29/2028		EUR	1,000,000		1,180,385
Shriram Finance Ltd., 6.15%, 04/03/2028			5,375,000		5,477,233
Sofina SA, 1.00%, 09/23/2028		EUR	3,100,000		3,442,934
SoftBank Group Corp.
4.00%, 07/06/2026			1,475,000		1,461,835
5.00%, 04/15/2028		EUR	3,000,000		3,628,402
6.50%, 04/10/2029			1,200,000		1,224,355
Worldline SA/France, 0.88%, 06/30/2027		EUR	3,600,000		3,565,222
					138,379,489

Diversified Media - 0.5%
News Corp., 3.88%, 05/15/2029 (a)			2,300,000		2,221,991
Prosus NV, 3.26%, 01/19/2027			3,600,000		3,545,781
					5,767,772

Energy - 2.9%
Devon Energy Corp., 5.88%, 06/15/2028			1,280,000		1,280,101
DT Midstream, Inc., 4.13%, 06/15/2029 (a)			3,175,000		3,097,975
Enbridge, Inc., 6.00%, 11/15/2028			1,460,000		1,536,620
Energy Transfer LP, 3.75%, 05/15/2030			1,100,000		1,068,603
EQT Corp., 6.50%, 07/01/2027			518,000		530,468
Expand Energy Corp.
5.38%, 02/01/2029			2,000,000		2,000,805
5.38%, 03/15/2030			463,000		470,940
ONEOK, Inc., 4.40%, 10/15/2029			1,125,000		1,125,064
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (a)			3,545,000		3,561,762
SK Battery America, Inc., 2.13%, 01/26/2026			1,700,000		1,683,422
Sunoco LP, 5.63%, 03/15/2031 (a)			1,650,000		1,639,127
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (a)			5,875,000		5,849,273
Targa Resources Corp., 6.15%, 03/01/2029			1,030,000		1,085,959
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 01/15/2029			1,000,000		1,018,779
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026			1,800,000		1,790,714
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)			4,000,000		3,838,553
Wintershall Dea Finance BV, 1.33%, 09/25/2028		EUR	4,800,000		5,353,266
					36,931,431

Environmental - 0.3%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030		EUR	2,950,000		3,558,488

Food & Drug Retail - 0.5%
Market Bidco Finco PLC
6.75%, 01/31/2031		EUR	1,500,000		1,740,790
8.75%, 01/31/2031		GBP	1,225,000		1,624,881
Picard Groupe SAS, 6.38%, 07/01/2029		EUR	1,975,000		2,432,787
					5,798,458

Food/Beverage/Tobacco - 2.0%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)			500,000		510,626
Barry Callebaut Services NV, 3.75%, 02/19/2028		EUR	2,100,000		2,502,077
Campbell's Co., 5.20%, 03/21/2029			1,825,000		1,875,305
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027 (a)			1,600,000		1,547,821
Flora Food Management BV, 6.88%, 07/02/2029		EUR	2,125,000		2,499,016
Keurig Dr Pepper, Inc.
5.10%, 03/15/2027			800,000		808,316
5.05%, 03/15/2029			3,000,000		3,055,293
3.95%, 04/15/2029			840,000		827,014
Mars, Inc., 4.80%, 03/01/2030 (a)			3,250,000		3,313,378
NBM US Holdings, Inc., 6.63%, 08/06/2029			2,500,000		2,536,153
Performance Food Group, Inc., 6.13%, 09/15/2032 (a)			1,300,000		1,333,219
Post Holdings, Inc., 4.63%, 04/15/2030 (a)			325,000		313,692
Premier Foods Finance PLC, 3.50%, 10/15/2026		GBP	750,000		1,002,139
Tereos Finance Groupe I SA
4.75%, 04/30/2027		EUR	600,000		709,334
5.88%, 04/30/2030		EUR	1,925,000		2,268,394
					25,101,777

Gaming - 0.9%
Cirsa Finance International Sarl, 6.50%, 03/15/2029		EUR	1,050,000		1,284,435
Flutter Treasury DAC
5.00%, 04/29/2029		EUR	825,000		1,000,930
6.38%, 04/29/2029 (a)			2,400,000		2,480,143
5.88%, 06/04/2031 (a)			400,000		406,334
Lottomatica Group SpA, 4.88%, 01/31/2031		EUR	1,600,000		1,937,917
Sands China Ltd.
2.30%, 03/08/2027 (c)			800,000		777,382
5.40%, 08/08/2028 (c)			3,500,000		3,581,939
					11,469,080

Healthcare - 3.4%
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031		EUR	850,000		1,013,210
Centene Corp.
4.25%, 12/15/2027			2,725,000		2,678,716
4.63%, 12/15/2029			625,000		606,795
Cigna Group, 4.50%, 09/15/2030			1,450,000		1,455,492
CVS Health Corp.
5.00%, 01/30/2029			3,850,000		3,926,441
3.75%, 04/01/2030			3,500,000		3,392,084
Ephios Subco 3 Sarl, 7.88%, 01/31/2031		EUR	1,075,000		1,349,407
Grifols SA, 7.13%, 05/01/2030		EUR	2,500,000		3,099,692
Gruenenthal GmbH, 4.63%, 11/15/2031		EUR	2,275,000		2,735,408
HCA, Inc.
5.88%, 02/15/2026			2,230,000		2,232,938
5.00%, 03/01/2028			1,050,000		1,069,697
5.63%, 09/01/2028			3,704,000		3,822,898
4.13%, 06/15/2029			500,000		496,084
3.50%, 09/01/2030			750,000		717,055
IQVIA, Inc., 5.70%, 05/15/2028			1,675,000		1,730,066
Medline Borrower LP, 5.25%, 10/01/2029 (a)			1,075,000		1,066,411
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)			1,425,000		1,464,481
Nidda Healthcare Holding GmbH, 7.00%, 02/21/2030		EUR	1,500,000		1,842,946
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028		EUR	4,000,000		4,586,185
Quest Diagnostics, Inc., 4.63%, 12/15/2029			1,130,000		1,147,916
Stryker Corp.
4.25%, 09/11/2029			575,000		576,906
4.85%, 02/10/2030			250,000		256,366
UCB SA, 4.25%, 03/20/2030		EUR	1,400,000		1,700,384
					42,967,578

Homebuilders/Real Estate - 6.2%
Aldar Sukuk No 2 Ltd., 3.88%, 10/22/2029			1,900,000		1,857,322
Alpha Star Holding VII Ltd., 7.75%, 04/27/2026			4,000,000		4,056,910
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027			2,200,000		2,288,327
Altrad Investment Authority SAS, 3.70%, 06/23/2029		EUR	4,100,000		4,861,682
American Tower Corp.
5.25%, 07/15/2028			800,000		823,105
5.20%, 02/15/2029			700,000		720,632
Arcadis NV, 4.88%, 02/28/2028		EUR	4,500,000		5,500,724
ARGAN SA, 1.01%, 11/17/2026		EUR	1,000,000		1,149,293
Aroundtown SA
1.63%, 01/31/2028		EUR	1,700,000		1,940,654
4.80%, 07/16/2029		EUR	1,500,000		1,853,459
Assemblin Caverion Group AB, 6.25%, 07/01/2030		EUR	575,000		707,555
Balder Finland Oyj, 1.00%, 01/18/2027		EUR	1,690,000		1,943,022
Blackstone Property Partners Europe Holdings Sarl, 1.00%, 05/04/2028		EUR	3,200,000		3,576,170
Hammerson PLC
3.50%, 10/27/2025		GBP	1,434,000		1,927,966
6.00%, 02/23/2026		GBP	2,100,000		2,837,497
7.25%, 04/21/2028		GBP	1,900,000		2,679,507
Heimstaden Bostad AB, 3.88%, 11/05/2029		EUR	2,125,000		2,526,319
Heimstaden Bostad Treasury BV
1.38%, 03/03/2027		EUR	2,225,000		2,564,202
1.00%, 04/13/2028		EUR	2,000,000		2,234,223
Kennedy-Wilson, Inc., 4.75%, 03/01/2029			4,675,000		4,470,721
Lennar Corp., 5.20%, 07/30/2030			575,000		592,664
Logicor Financing Sarl
4.63%, 07/25/2028		EUR	1,700,000		2,078,222
3.25%, 11/13/2028		EUR	5,600,000		6,610,677
MasTec, Inc., 4.50%, 08/15/2028 (a)			4,180,000		4,173,746
Toll Brothers Finance Corp., 4.88%, 03/15/2027			1,500,000		1,511,660
Trust Fibra Uno, 4.87%, 01/15/2030			2,500,000		2,453,054
VIA Outlets BV, 1.75%, 11/15/2028		EUR	2,300,000		2,602,462
VICI Properties LP, 4.75%, 04/01/2028			550,000		556,103
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)			3,210,000		3,199,133
Webuild SpA
5.38%, 06/20/2029		EUR	1,300,000		1,611,783
4.88%, 04/30/2030		EUR	1,700,000		2,093,277
					78,002,071

Hotels - 0.8%
Essendi SA
6.38%, 10/15/2029		EUR	600,000		744,816
5.38%, 05/15/2030		EUR	2,900,000		3,514,959
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)			2,675,000		2,573,062
Hyatt Hotels Corp., 5.25%, 06/30/2029			2,500,000		2,565,441
Marriott International, Inc./MD, 4.90%, 04/15/2029			350,000		357,467
					9,755,745

Insurance - 1.0%
Athora Holding Ltd., 6.63%, 06/16/2028		EUR	2,400,000		3,052,645
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032		EUR	3,775,000		4,585,637
Fidelidade - Co. De Seguros SA/Portugal, 4.25% to 09/04/2026 then 5 yr. Swap Rate EUR + 4.49%, 09/04/2031		EUR	4,000,000		4,749,903
Rothesay Life PLC, 8.00%, 10/30/2025		GBP	450,000		606,806
					12,994,991

Leisure - 1.1%
Carnival Corp.
5.13%, 05/01/2029 (a)			1,075,000		1,075,000
6.00%, 05/01/2029 (a)			2,950,000		2,993,725
CPUK Finance Ltd., 6.50%, 08/28/2026		GBP	510,000		687,099
eDreams ODIGEO SA, 4.88%, 12/30/2030		EUR	950,000		1,131,505
NCL Corp. Ltd., 5.88%, 01/15/2031 (a)			2,350,000		2,350,831
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)			465,000		464,814
5.50%, 08/31/2026 (a)			648,000		650,804
5.50%, 04/01/2028 (a)			4,000,000		4,079,035
					13,432,813

Metals/Mining - 0.3%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028			225,000		217,794
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029			1,200,000		1,258,900
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028			1,800,000		1,874,369
					3,351,063

Paper - 0.3%
Suzano Austria GmbH, 6.00%, 01/15/2029			2,100,000		2,175,143
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031		EUR	1,250,000		1,532,940
					3,708,083

Publishing/Printing - 0.2%
Future PLC, 6.75%, 07/10/2030		GBP	1,600,000		2,153,803

Restaurants - 0.3%
Bertrand Franchise Finance SAS, 5.77% (3 mo. EURIBOR + 3.75%), 07/18/2030		EUR	1,075,000		1,212,436
Punch Finance PLC, 7.88%, 12/30/2030		GBP	1,825,000		2,505,407
					3,717,843

Services - 3.9%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.38%, 05/21/2030		EUR	2,650,000		3,230,614
Arena Luxembourg Finance Sarl
1.88%, 02/01/2028		EUR	2,000,000		2,286,563
4.52% (3 mo. EURIBOR + 2.50%), 05/01/2030		EUR	1,975,000		2,337,469
Boels Topholding BV, 5.75%, 05/15/2030		EUR	1,950,000		2,379,384
Euronet Worldwide, Inc., 1.38%, 05/22/2026		EUR	2,000,000		2,327,121
InPost SA, 4.00%, 04/01/2031		EUR	4,000,000		4,710,922
Kapla Holding SAS, 5.51% (3 mo. EURIBOR + 3.50%), 07/31/2030		EUR	1,975,000		2,332,158
Loxam SAS
4.50%, 02/15/2027		EUR	425,000		503,720
6.38%, 05/31/2029		EUR	472,500		575,920
4.25%, 02/15/2031		EUR	1,875,000		2,204,429
OEG Finance PLC, 7.25%, 09/27/2029		EUR	1,500,000		1,847,532
Pachelbel Bidco SpA, 7.13%, 05/17/2031		EUR	1,500,000		1,904,134
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026		EUR	1,500,000		1,762,043
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (a)			5,675,000		5,678,211
Q-Park Holding I BV, 5.13%, 03/01/2029		EUR	1,000,000		1,212,757
Rekeep SpA, 9.00%, 09/15/2029		EUR	1,675,000		1,941,212
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (a)			975,000		994,226
Summer BC Holdco B SARL, 5.88%, 02/15/2030		EUR	1,675,000		1,928,144
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)			4,500,000		4,496,979
Verisk Analytics, Inc., 4.50%, 08/15/2030			525,000		526,906
Verisure Holding AB, 7.13%, 02/01/2028		EUR	850,000		1,032,791
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)			2,250,000		2,319,332
					48,532,567

Steel - 0.7%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028			6,250,000		6,374,221
GUSAP III LP, 4.25%, 01/21/2030			2,500,000		2,467,165
					8,841,386

Super Retail - 1.5%
AA Bond Co. Ltd.
5.50%, 07/31/2027		GBP	2,000,000		2,707,750
8.45%, 01/31/2028		GBP	4,000,000		5,740,452
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)			1,125,000		1,158,994
B&M European Value Retail SA, 8.13%, 11/15/2030		GBP	850,000		1,209,299
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)			900,000		882,474
ITM Entreprises SASU, 5.75%, 07/22/2029		EUR	3,100,000		3,924,561
Levi Strauss & Co., 4.00%, 08/15/2030		EUR	2,625,000		3,131,123
					18,754,653

Supranational - 0.2%
Africa Finance Corp., 4.38%, 04/17/2026			2,200,000		2,196,130

Technology - 5.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030		EUR	3,575,000		4,268,955
ams-OSRAM AG, 10.50%, 03/30/2029		EUR	2,250,000		2,824,746
Broadcom, Inc.
3.15%, 11/15/2025			800,000		798,795
4.75%, 04/15/2029			2,500,000		2,551,907
5.05%, 07/12/2029			600,000		618,294
4.60%, 07/15/2030			3,745,000		3,803,441
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)			3,250,000		3,281,945
Concentrix Corp.
6.65%, 08/02/2026			975,000		989,875
6.60%, 08/02/2028			1,370,000		1,434,833
Dell International LLC / EMC Corp.
6.02%, 06/15/2026			350,000		352,939
4.75%, 04/01/2028			1,175,000		1,192,231
4.15%, 02/15/2029			900,000		898,345
5.00%, 04/01/2030			1,080,000		1,107,039
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (a)			2,130,000		2,248,091
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026			840,000		843,629
4.15%, 09/15/2028			800,000		799,400
4.55%, 10/15/2029			4,760,000		4,788,139
HP, Inc., 4.00%, 04/15/2029			1,500,000		1,485,700
Intel Corp.
3.15%, 05/11/2027			540,000		531,606
3.75%, 08/05/2027			500,000		496,367
Kioxia Holdings Corp., 6.25%, 07/24/2030 (a)			1,500,000		1,531,346
LG Energy Solution Ltd.
5.38%, 07/02/2027 (a)			950,000		964,793
5.25%, 04/02/2028			2,600,000		2,651,435
5.75%, 09/25/2028			1,830,000		1,894,381
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028			3,450,000		3,456,273
Oracle Corp.
4.80%, 08/03/2028			1,500,000		1,525,718
2.95%, 04/01/2030			1,200,000		1,131,193
4.45%, 09/26/2030			1,825,000		1,824,164
Rocket Software, Inc., 9.00%, 11/28/2028 (a)			2,675,000		2,761,164
Roper Technologies, Inc., 4.50%, 10/15/2029			1,140,000		1,151,481
SK Battery America, Inc., 4.88%, 01/23/2027			2,000,000		2,013,163
SK Hynix, Inc., 6.38%, 01/17/2028			2,000,000		2,090,426
Teleperformance SE
5.25%, 11/22/2028		EUR	2,900,000		3,607,023
4.25%, 01/21/2030		EUR	4,800,000		5,780,176
Ubisoft Entertainment SA, 0.88%, 11/24/2027		EUR	2,800,000		3,070,234
					70,769,247

Telecommunications - 3.5%
Digi Romania SA, 3.25%, 02/05/2028		EUR	2,400,000		2,786,339
e& PPF Telecom Group BV, 3.25%, 09/29/2027		EUR	1,075,000		1,273,476
eircom Finance DAC, 2.63%, 02/15/2027		EUR	1,600,000		1,881,456
Eutelsat SA, 9.75%, 04/13/2029		EUR	1,100,000		1,398,619
Fibercop SpA
7.88%, 07/31/2028		EUR	2,800,000		3,646,579
4.98% (3 mo. EURIBOR + 3.00%), 06/30/2031		EUR	3,050,000		3,602,703
iliad SA, 2.38%, 06/17/2026		EUR	500,000		586,779
Matterhorn Telecom SA, 3.13%, 09/15/2026		EUR	881,606		1,035,156
NTT Finance Corp., 4.88%, 07/16/2030 (a)			3,575,000		3,634,335
PLT VII Finance Sarl, 5.51% (3 mo. EURIBOR + 3.50%), 06/15/2031		EUR	1,350,000		1,593,637
Rogers Communications, Inc., 5.00%, 02/15/2029			2,000,000		2,038,986
SES SA
0.88%, 11/04/2027		EUR	1,100,000		1,241,396
3.50%, 01/14/2029		EUR	2,400,000		2,854,525
TDC Net AS
5.06%, 05/31/2028		EUR	1,500,000		1,841,596
5.19%, 08/02/2029		EUR	975,000		1,205,357
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029			750,000		762,986
T-Mobile USA, Inc.
4.75%, 02/01/2028			2,000,000		2,003,111
4.85%, 01/15/2029			1,500,000		1,530,856
3.38%, 04/15/2029			2,000,000		1,942,398
United Group BV
6.75%, 02/15/2031		EUR	675,000		814,496
6.50%, 10/31/2031		EUR	3,775,000		4,502,478
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)			1,279,000		1,347,842
					43,525,106

Transportation Excluding Air/Rail - 2.0%
CMA CGM SA
5.50%, 07/15/2029		EUR	220,000		269,034
5.00%, 01/15/2031		EUR	1,375,000		1,644,051
Gatwick Funding Ltd., 6.13%, 03/02/2026		GBP	3,700,000		5,016,591
GXO Logistics, Inc.
1.65%, 07/15/2026			1,675,000		1,640,452
6.25%, 05/06/2029			1,090,000		1,145,350
Heathrow Funding Ltd., 2.63%, 03/16/2028		GBP	2,500,000		3,178,309
IDS Financing PLC, 3.25%, 10/01/2029		EUR	1,900,000		2,222,095
International Distribution Services PLC, 7.38%, 09/14/2030		GBP	2,800,000		4,039,514
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028			800,000		832,839
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (a)			2,775,000		2,858,875
Q-Park Holding I BV, 2.00%, 03/01/2027		EUR	1,800,000		2,091,414
					24,938,524

Utilities - 2.0%
Anglian Water Services Financing PLC, 2.63%, 06/15/2027		GBP	1,900,000		2,460,301
Boston Gas Co., 3.00%, 08/01/2029 (a)			1,500,000		1,433,029
Calpine Corp., 4.50%, 02/15/2028 (a)			980,000		976,708
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)			1,150,000		1,172,440
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026			3,000,000		2,976,878
Essential Utilities, Inc., 4.80%, 08/15/2027			663,000		670,841
Fells Point Funding Trust, 3.05%, 01/31/2027 (a)			1,500,000		1,476,378
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028			1,100,000		1,120,456
National Central Cooling Co. PJSC, 2.50%, 10/21/2027			3,605,000		3,469,781
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027			1,850,000		1,870,704
5.05%, 03/15/2030			1,875,000		1,932,086
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)			525,000		528,375
Yorkshire Water Finance PLC, 1.75%, 11/26/2026		GBP	4,341,000		5,629,415
					25,717,392
TOTAL CORPORATE BONDS (Cost $1,025,419,727)					1,074,662,734

CONVERTIBLE BONDS - 4.8%			Par		Value
Banking - 4.8%
ABN AMRO Bank NV
5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033		EUR	1,800,000		2,208,872
5.50% to 09/21/2028 then 5 yr. Swap Rate EUR + 2.45%, 09/21/2033		EUR	3,500,000		4,366,977
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031		EUR	3,500,000		4,114,665
Banco Santander SA, 5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034		EUR	2,800,000		3,459,054
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033		EUR	5,075,000		6,402,537
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034		EUR	3,200,000		3,918,254
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034		EUR	1,500,000		1,918,566
Eurobank Ergasias Services and Holdings SA, 10.00% to 12/06/2027 then 5 yr. Swap Rate EUR + 7.59%, 12/06/2032		EUR	2,200,000		2,946,969
ING Groep NV
2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031		EUR	3,000,000		3,515,397
4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034		EUR	2,700,000		3,271,253
1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032		EUR	3,000,000		3,397,756
4.25% to 08/26/2030 then 5 yr. Swap Rate EUR + 1.78%, 08/26/2035		EUR	600,000		723,801
Jyske Bank AS
1.25% to 01/28/2026 then 5 yr. Swap Rate EUR + 1.45%, 01/28/2031		EUR	3,668,000		4,282,560
5.13% to 05/01/2030 then 5 yr. Swap Rate EUR + 2.50%, 05/01/2035		EUR	2,000,000		2,487,609
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031		GBP	6,000,000		7,850,107
National Australia Bank Ltd., 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031		GBP	500,000		652,135
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029		EUR	2,350,000		2,890,022
UniCredit SpA, 2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032		EUR	1,600,000		1,874,780
					60,281,314
TOTAL CONVERTIBLE BONDS (Cost $55,749,879)					60,281,314

COLLATERALIZED LOAN OBLIGATIONS - 3.6%			Par		Value
Ares European CLO, A Series 21X, Class A, 3.67% (3 mo. EURIBOR + 1.22%), 04/15/2038		EUR	2,300,000		2,698,916
Aurium CLO, AR Series 7X, Class AR, 3.47% (3 mo. EURIBOR + 1.35%), 10/15/2038		EUR	1,325,000		1,562,125
Avoca CLO, A1 Series 32X, Class A1, 3.33% (3 mo. EURIBOR + 1.17%), 04/15/2039		EUR	2,300,000		2,698,176
Bain Capital Credit CLO, A1 Series 2024-6A, Class A1, 5.66% (3 mo. Term SOFR + 1.33%), 01/21/2038 (a)			2,000,000		2,009,154
Bain Capital Euro CLO, A1 Series 2024-3X, Class A1, 3.32% (3 mo. EURIBOR + 1.30%), 01/18/2038		EUR	2,000,000		2,350,080
Ballyrock CLO Ltd., A1A Series 2024-28A, Class A1A, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2038 (a)			1,375,000		1,379,440
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.24% (3 mo. EURIBOR + 1.29%), 01/28/2038		EUR	1,700,000		1,998,913
Cairn CLO, A Series 2024-19X, Class A, 3.89% (3 mo. EURIBOR + 1.30%), 04/15/2039		EUR	2,000,000		2,355,400
Canyon Euro CLO, A Series 2025-2X, Class A, 3.40% (3 mo. EURIBOR + 1.35%), 10/15/2039		EUR	2,500,000		2,939,859
Capital Four CLO, A Series 8X, Class A, 3.23% (3 mo. EURIBOR + 1.29%), 10/25/2037		EUR	1,750,000		2,055,887
Carlyle Euro CLO, A1R3 Series 2013-1X, Class A1R3, 3.40% (3 mo. EURIBOR + 1.36%), 10/15/2038		EUR	2,000,000		2,352,084
CVC Cordatus Loan Fund, A1 Series 33X, Class A1, 3.29% (3 mo. EURIBOR + 1.29%), 03/24/2038		EUR	2,000,000		2,350,133
Henley CLO, A1 Series 12X, Class A1, 3.31% (3 mo. EURIBOR + 1.28%), 01/15/2038		EUR	1,800,000		2,115,861
Jubilee CLO, A Series 2024-29X, Class A, 3.33% (3 mo. EURIBOR + 1.30%), 01/15/2039		EUR	2,000,000		2,349,742
Neuberger Berman CLO Ltd., A Series 2024-58A, Class A, 5.67% (3 mo. Term SOFR + 1.34%), 10/18/2038 (a)			1,100,000		1,102,045
Penta CLO, A Series 2024-18X, Class A, 3.31% (3 mo. EURIBOR + 1.28%), 01/15/2038		EUR	2,000,000		2,350,305
Providus CLO, A Series 11X, Class A, 3.31% (3 mo. EURIBOR + 1.29%), 01/20/2038		EUR	2,000,000		2,351,478
Ravensdale Park CLO, A Series 1X, Class A, 3.11% (3 mo. EURIBOR + 1.17%), 04/25/2038		EUR	950,000		1,113,876
RRE Loan Management, A1 Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040		EUR	2,300,000		2,699,410
Trinitas Euro CLO, A Series 8X, Class A, 3.33% (3 mo. EURIBOR + 1.30%), 01/15/2038		EUR	2,000,000		2,350,762
Voya Euro CLO, A Series 8X, Class A, 3.31% (3 mo. EURIBOR + 1.28%), 01/15/2039		EUR	2,000,000		2,353,723
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $42,338,670)					45,537,369

BANK LOANS - 2.6%			Par		Value
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 6.12% (6 mo. SOFR US + 2.25%), 08/04/2031			881,117		878,253

Diversified Financial Services - 0.5%
Citadel Securities Global Holdings LLC, Senior Secured First Lien, 10.88% (1 mo. SOFR US + 2.00%), 10/31/2031			2,462,641		2,470,041
Jane Street Group LLC, Senior Secured First Lien, 12.59% (3 mo. SOFR US + 2.00%), 12/15/2031			3,443,960		3,423,520
					5,893,561

Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 10.68% (3 mo. EURIBOR + 3.00%), 11/13/2030		EUR	1,000,000		1,180,123
Phoenix Guarantor, Inc., Senior Secured First Lien, 13.62% (1 mo. SOFR US + 2.50%), 02/21/2031			2,462,625		2,466,910
					3,647,033

Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 5.75% (3 mo. SOFR US + 1.75%), 04/10/2031			3,465,000		3,455,368

Restaurants - 0.1%
1011778 BC ULC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/23/2030			1,975,000		1,970,882

Services - 0.2%
Circet Europe SASU, Senior Secured First Lien, 9.00% (3 mo. EURIBOR + 3.25%), 10/16/2028		EUR	1,000,000		1,179,754
PG Polaris BidCo Sarl, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 03/24/2031			1,192,390		1,197,904
					2,377,658

Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
6.50% (3 mo. SOFR US + 2.50%), 07/01/2031			873,400		875,405
11.85% (3 wk. EURIBOR + 3.25%), 11/24/2031		EUR	1,000,000		1,180,258
					2,055,663

Technology - 0.2%
Coherent Corp., 6.32% (1 mo. Term SOFR + 2.00%), 07/02/2029			532,102		532,434
Gen Digital, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/12/2029			2,412,690		2,408,625
					2,941,059

Telecommunications - 0.3%
Masorange Finco PLC, Senior Secured First Lien, 9.78% (6 mo. EURIBOR + 2.50%), 03/25/2031		EUR	1,000,000		1,175,873
Odido Holding BV, Senior Secured First Lien, 10.73% (3 mo. EURIBOR + 2.90%), 03/29/2029		EUR	1,000,000		1,180,816
Ziggo BV, Senior Secured First Lien, 7.88% (1 mo. EURIBOR + 3.00%), 01/31/2029		EUR	1,000,000		1,160,904
					3,517,593

Transportation Excluding Air/Rail - 0.1%
First Student Bidco, Inc., Senior Secured First Lien, 6.71% (3 mo. SOFR US + 2.50%), 08/15/2030			1,537,162		1,540,340
					1,540,340

Utilities - 0.3%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 07/31/2030			3,500,000		3,503,955
Constellation Renewables LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.25%), 12/15/2027			937,394		937,103
					4,441,058
TOTAL BANK LOANS (Cost $32,135,791)					32,718,468

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%			Shares		Value
First American Treasury Obligations Fund - Class X, 4.02% (d)			14,386,472		14,386,472
TOTAL SHORT-TERM INVESTMENTS (Cost $14,386,472)					14,386,472

TOTAL INVESTMENTS - 97.9% (Cost $1,170,030,539)					1,227,586,357
Other Assets in Excess of Liabilities - 2.1%				0.02119	26,572,097
TOTAL NET ASSETS - 100.0%	0.0%		0.0%		$1,254,158,454
two					–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.					–%

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $195,782,258 or 15.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	10/23/2025	EUR	38,000,000	USD	44,737,213	$(57,042)
U.S. Bancorp Investments, Inc.	10/23/2025	GBP	22,800,000	USD	30,890,596	(222,575)
U.S. Bancorp Investments, Inc.	10/23/2025	USD	325,166,973	EUR	276,500,000	59,937
U.S. Bancorp Investments, Inc.	12/11/2025	USD	297,846,864	EUR	252,000,000	732,762
U.S. Bancorp Investments, Inc.	10/23/2025	USD	120,266,996	GBP	89,400,000	16,072
Net Unrealized Appreciation (Depreciation)						$529,154

EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Muzinich Low Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$1,074,662,734	$–	$1,074,662,734
Convertible Bonds	–	60,281,314	–	60,281,314
Collateralized Loan Obligations	–	45,537,369	–	45,537,369
Bank Loans	–	32,718,468	–	32,718,468
Money Market Funds	14,386,472	–	–	14,386,472
Total Investments	$14,386,472	$1,213,199,885	$–	$1,227,586,357

Other Financial Instruments:
Forward Currency Contracts*	$–	$808,771	$–	$808,771
Total Other Financial Instruments	$–	$808,771	$–	$808,771

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(279,617)	$–	$(279,617)
Total Other Financial Instruments	$–	$(279,617)	$–	$(279,617)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Collateralized Loan Obligation CLO
		Total
Balanced as of December 31, 2024	$2,071,702	$2,071,702
Acquisitions	-	-
Dispositions	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation/depreciation	282,022	282,022
Transfer in and/or out of Level 3	(2,353,724)	(2,353,724)
Balanced as of September 30, 2025	$-	$-
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2025	$-	$-

Type of Security	Fair Value of 9/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)	Impact to Valuation from an Increase in Input
Collateralized Loan Obligation CLO	$-	Market Transaction Method	Recent Transaction	103.59	Increase

 Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.